Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance, beginning of year at Dec. 31, 2022	$ 1,780.8	$ 58.5	$ (14.8)	$ (17.2)	$ (235.5)	$ 1,571.8	$ 0.0	$ 1,571.8
Statements [Line Items]
Net income					66.4	66.4	3.1	69.5
Other comprehensive (loss) income			9.4	(8.5)		0.9	(0.1)	0.8
Total comprehensive (loss) income			9.4	(8.5)	66.4	67.3	3.0	70.3
Contributions by and distributions to owners:
Dividends					(4.5)	(4.5)		(4.5)
Shares issued on acquisition of Copper Mountain, net of share issuance costs	436.5					436.5	107.0	543.5
Shares and warrants issued on acquisition of Rockcliff	12.5	0.7				13.2		13.2
Flow-through shares issued, net of share issuance costs	10.1					10.1		10.1
Stock options		2.2				2.2		2.2
Issuance of shares related to stock options and warrants exercised	0.3	(0.1)				0.2		0.2
Total contributions by and distributions to owners	459.4	2.8			(4.5)	457.7	107.0	564.7
Balance, end of year at Dec. 31, 2023	2,240.2	61.3	(5.4)	(25.7)	(173.6)	2,096.8	110.0	2,206.8
Statements [Line Items]
Net income					76.7	76.7	(8.9)	67.8
Other comprehensive (loss) income			(43.0)	26.9		(16.1)	(6.9)	(23.0)
Total comprehensive (loss) income			(43.0)	26.9	76.7	60.6	(15.8)	44.8
Contributions by and distributions to owners:
Dividends					(5.5)	(5.5)		(5.5)
Flow-through shares issued, net of share issuance costs	8.6					8.6		8.6
Shares issued on equity raise, net of share issuance costs	386.2					386.2		386.2
Stock options		2.1				2.1		2.1
Issuance of shares related to stock options and warrants exercised	6.3	(1.9)				4.4		4.4
Total contributions by and distributions to owners	401.1	0.2			(5.5)	395.8		395.8
Balance, end of year at Dec. 31, 2024	$ 2,641.3	$ 61.5	$ (48.4)	$ 1.2	$ (102.4)	$ 2,553.2	$ 94.2	$ 2,647.4